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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    09/30/1997    AMENDMENT 00


Institutional Investment Manager:

JOHN H KUNKLE III
MUHLENKAMP & COMPANY
12300 PERRY HIGHWAY
WEXFORD                                           PA            15090


I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND
THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT
IS TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND THAT ALL
REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS
OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT
REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND
SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY
SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

S/ JOHN H. KUNKLE  TREASURER  11/18/97






Muhlenkamp & Company
FORM 13F
September 30, 1997

                       Title                        Investment Voting Authority
                       of                           ---------------------------
Security               ClasCUSIP    Mkt Va  QuantitySolManagersSolShare None
----------------------------------------------------------------------------

COMMON STOCK
------------
AGCO Corp.             COM 001084102 6058650  191200 x            191200

AMR Corp.              COM 001765106 2213750   20000 x             20000

Aeroquip-Vickers Inc.  COM 896678109 2817500   57500 x             57500

Air Express Int'l      COM 009104100 4291761  117583 x            117583

Amer. Bankers Ins. Grp.COM 024456105 1762950   48300 x             48300

Armstrong World        COM 042476101 4654137   69400 x             69400

Atmel Corp             COM 049513104  816200   22400 x             22400

BE Aerospace Inc       COM 073302101 1731600   48100 x             48100

Belmont Homes Inc.     COM 080381106  113278   14050 x             14050

Burlington Northern SanCOM 12189T104 3294043   34091 x             34091

Chase Manhattan Crp    COM 16161A108 1995144   16908 x             16908

Citicorp               COM 173034109 1767975   13200 x             13200

Commercial Intertech   COM 201709102 1854200  101600 x            101600

Computer Assoc Int'l   COM 204912109 1175930   16375 x             16375

Conseco Inc.           COM 20846410710293955  210618 x            210618

Deere & Co.            COM 244199105 1182500   22000 x             22000

Edwards, A. G.         COM 281760108 2294510   44662 x             44662

Fannie Mae             COM 313586109 7015408  149264 x            149264

Fidelity Nat'l Fin'l   COM 316326107 1150475   48569 x             48569

Ford                   COM 345370100 5757950  127600 x            127600

Frontier Insurance     COM 359081106 7938443  208906 x            208906

General Electric       COM 369604103 2533014   37216 x             37216

Global Marine Inc New  COM 379352404  329494    9891 x              9891

Graco Inc.             COM 384109104 2609750   73000 x             73000

Green Tree Financial   COM 39350510212735308  270964 x            270964

Griffon Corp.          COM 398433102 2654925  163380 x            163380

Helix                  COM 423319102 4215816   68100 x             68100

Muhlenkamp & Company
FORM 13F
September 30, 1997

                       Title                        Investment Voting Authority
                       of                           ---------------------------
Security               ClasCUSIP    Market VQuantitySolManagersSolShare None
------------------------------------------------------------------------------
Idex Corp              COM 45167R104 2805859   81625 x             81625


                                    ----------------
Page Total                          98064526
Muhlenkamp & Company
FORM 13F
September 30, 1997

                       Title                        Investment Voting Authority
                       of                           ---------------------------
Security               ClasCUSIP    Market VQuantitySolManagersSolShare None
-----------------------------------------------------------------------------
Intel Corp             COM 458140100 1873944   20300 x             20300

International Comfort PCOM 458978103   70625   10000 x             10000

J. P. Morgan           COM 616880100  244294    2150 x              2150

JLG Industries Inc.    COM 466210101 2566344  200300 x            200300

Lincare Holdings Inc.  COM 532791100  504375   10000 x             10000

Lockheed Martin        COM 539830109 3248224   30464 x             30464

Loews Corp.            COM 540424108 3977600   35200 x             35200

Matthews Inter'l Corp. COM 577128101  461100   11600 x             11600

Mellon Bank            COM 585509102 8245350  150600 x            150600

Merck & Company        COM 589331107  202173    2023 x              2023

Merrill Lynch          COM 590188108 5601156   75500 x             75500

Mobil Corp.            COM 607059102  251600    3400 x              3400

Morgan Stanley Dean WitCOM 24204v105 1123959   20790 x             20790

NVR Inc.               COM 62944T105  572000   22000 x             22000

National City Corp.    COM 635405103 3071476   49892 x             49892

National RV Holdings   COM 637277104 5724750  269400 x            269400

Philip Morris          COM 718154107 7031544  169180 x            169180

Reliance Group HoldingsCOM 759464100 4525806  333700 x            333700

SCIOS Inc              COM 808905103  390000   40000 x             40000

Scotsman Inds. Inc.    COM 809340102  566500   22000 x             22000

Southwest SEC Inc.     COM 845224104 4002230  174010 x            174010

Stanley Furniture      COM 854305208 3750350  140200 x            140200

Sunamerica Inc.        COM 866930100 7576903  193350 x            193350

Superior Industries    COM 868168105 1942389   69996 x             69996

Travelers Inc.         COM 894190107  594319    8700 x              8700

Vesta                  COM 925391104 4753800   83400 x             83400

Winsloew Furniture     COM 975377102 3060707  197465 x            197465
Muhlenkamp & Company
FORM 13F

September 30, 1997

                       Title                        Investment Voting Authority
                       of                           ---------------------------
Security               ClasCUSIP    Market VQuantitySolManagersSolShare None
------------------------------------------------------------------------------

                                    ----------------
                                    173,998,044

                                    ----------------
GRAND TOTAL                         173,998,044
                                    ================

                                    ----------------
Page Total                          75933519


Name, Title and Telephone Number of Person Submitting Report:

    JOHN H KUNKLE III              TREASURER                    800-860-3863 EXT 16.


Signature, Place and Date of Signing:

/s/ JOHN H KUNKLE III              WEXFORD                      PA    11/18/1997

                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

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